Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, Net [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

NOTE 10 – PROPERTY, equipment AND SOFTWARE, net

As of December 31, 2023 and 2022, property, equipment and software consisted of the following.

	2023	2022

Office furniture	$51,277	$2,576
Computer equipment	6,371	6,545
Transportation equipment	202,893	67,580
Buildings and improvements	586,373	448,607
Software	1,039,861	1,068,156
	1,886,775	1,593,464
Less: accumulated depreciation and amortization	(1,483,445)	(1,470,497)
	$403,330	$122,967

For the years ended December 31, 2023 and 2022, depreciation expenses were $50,662 and $21,881, respectively.